Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	TRUST FOR CREDIT UNIONS
Central Index Key	0000825759
Amendment Flag	false
Document Creation Date	Dec. 28, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Dec. 31, 2018
Investor Prospectus | Ultra-Short Duration Portfolio | Investor Shares
Prospectus:
Trading Symbol	TCUYX
Investor Prospectus | Short Duration Portfolio | Investor Shares
Prospectus:
Trading Symbol	TCUEX
Investor Prospectus | Government Money Market Portfolio | Investor Shares
Prospectus:
Trading Symbol	TCVXX
Investor Prospectus | Government Money Market Portfolio | TCU Shares
Prospectus:
Trading Symbol	TCUXX
TCU Prospectus | Ultra-Short Duration Portfolio | TCU Shares
Prospectus:
Trading Symbol	TCUUX
TCU Prospectus | Short Duration Portfolio | TCU Shares
Prospectus:
Trading Symbol	TCUDX
TCU Prospectus | Government Money Market Portfolio | TCU Shares
Prospectus:
Trading Symbol	TCUXX